Commitments and Contingencies (Details Textual)	3 Months Ended			12 Months Ended
	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)
Loss Contingencies [Line Items]
Malpractice Insurance, Maximum Coverage Per Incident (in dollars)				$ 5,000,000
Royalty Expenses				3,000
Accrued warranties	$ 65,000			50,000		$ 50,000
Accounts Payable, Current				33,000
Omics2image [Member]
Loss Contingencies [Line Items]
Payments to Acquire Projects				46,600	€ 40,000
Accounts Payable, Current	22,380
Laser Ablation Electrospray Ionization Technology [Member]
Loss Contingencies [Line Items]
Unearned Revenue				45,000
George Washington University [Member]
Loss Contingencies [Line Items]
Royalty Expenses	9,053		$ 11,264	41,505		45,500
License Costs	25,000			25,000
Minimum License Diligence Resources Year Two	12,500			12,500
Minimum License Diligence Resources After Year Two	20,000			20,000
License and Maintenance Revenue	$ 30,000	$ 30,000		$ 30,000
Royalties Percentage on Net Sales of Licensed Products	7.00%			7.00%	7.00%
Royalties Percentage on Combination Products for Combined Cumulative Net Sales	5.00%			5.00%	5.00%
Sales Revenue, Services, Net	$ 50,000,000			$ 50,000,000
Reduce Royalties Percentage After Net Sales of Licensed Products	6.00%			6.00%	6.00%
Reduce Royalties Percentage on Combination Products for Combined Cumulative After Net Sales	4.00%			4.00%	4.00%
Minimum Royalties Year One	$ 1,500			$ 1,500
Minimum Royalties Year Two	2,500			2,500
Minimum Royalties Year Three				3,500
Minimum Royalties Year After Three Year	6,000			6,000
Accrued Royalties, Current	64,356			54,693		29,300
Accounts Payable, Current	$ 100,596			64,912
Dynamic Manufacturing LLC [Member]
Loss Contingencies [Line Items]
Commitments Outstanding				53,063
COAST Project [Member]
Loss Contingencies [Line Items]
Commitments Outstanding						76,000	€ 60,000
LAESI Instruments [Member]
Loss Contingencies [Line Items]
Accrued warranties						$ 50,000
Pantec [Member]
Loss Contingencies [Line Items]
Accounts Payable and Accrued Liabilities, Current (in dollars)				22,000
Commitments Outstanding				$ 0